UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21349

Name of Fund:  BlackRock Limited Duration Income Trust (BLW)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Limited Duration Income Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2019 – 06/30/2020

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21349
Reporting Period: 07/01/2019 - 06/30/2020
BlackRock Limited Duration Income Trust

=================== BlackRock Limited Duration Income Trust ====================

ARROW GLOBAL GROUP PLC

Ticker:       ARW            Security ID:  G05163103
Meeting Date: JUN 02, 2020   Meeting Type: Annual
Record Date:  MAY 29, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Remuneration Report             For       For          Management
3     Elect Matt Hotson as Director           For       For          Management
4     Re-elect Jonathan Bloomer as Director   For       For          Management
5     Re-elect Lee Rochford as Director       For       For          Management
6     Re-elect Lan Tu as Director             For       For          Management
7     Re-elect Maria Luis Albuquerque as      For       For          Management
      Director
8     Re-elect Andrew Fisher as Director      For       For          Management
9     Reappoint KPMG LLP as Auditors          For       For          Management
10    Authorise Board to Fix Remuneration of  For       For          Management
      Auditors
11    Authorise EU Political Donations and    For       For          Management
      Expenditure
12    Authorise Issue of Equity               For       For          Management
13    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights
14    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights in Connection with
      an Acquisition or Other Capital
      Investment
15    Authorise Market Purchase of Ordinary   For       For          Management
      Shares
16    Authorise the Company to Call General   For       For          Management
      Meeting with Two Weeks' Notice

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AVAYA HOLDINGS CORP.

Ticker:       AVYA           Security ID:  05351X101
Meeting Date: MAR 04, 2020   Meeting Type: Annual
Record Date:  JAN 06, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William D. Watkins       For       For          Management
1.2   Elect Director James M. Chirico, Jr.    For       For          Management
1.3   Elect Director Stephan Scholl           For       For          Management
1.4   Elect Director Susan L. Spradley        For       For          Management
1.5   Elect Director Stanley J. Sutula, III   For       For          Management
1.6   Elect Director Scott D. Vogel           For       For          Management
1.7   Elect Director Jacqueline E. Yeaney     For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Approve Omnibus Stock Plan              For       For          Management
4     Approve Qualified Employee Stock        For       For          Management
      Purchase Plan
5     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

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CLEAR CHANNEL OUTDOOR HOLDINGS, INC.

Ticker:       CCO            Security ID:  18453H106
Meeting Date: MAY 19, 2020   Meeting Type: Annual
Record Date:  MAR 23, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John Dionne              For       For          Management
1.2   Elect Director Andrew Hobson            For       For          Management
1.3   Elect Director Joe Marchese             For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management

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INVESCO EXCHANGE-TRADED FUND TRUST II

Ticker:       PTRP           Security ID:  46138G508
Meeting Date: AUG 19, 2019   Meeting Type: Special
Record Date:  JUN 25, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Ronn R. Bagge            For       For          Management
1.2   Elect Director Todd J. Barre            For       For          Management
1.3   Elect Director Kevin M. Carome          For       For          Management
1.4   Elect Director Edmund P. Giambastiani,  For       For          Management
      Jr.
1.5   Elect Director Victoria J. Herget       For       For          Management
1.6   Elect Director Marc M. Kole             For       For          Management
1.7   Elect Director Yung Bong Lim            For       For          Management
1.8   Elect Director Joanne Pace              For       For          Management
1.9   Elect Director Gary R. Wicker           For       For          Management
1.10  Elect Director Donald H. Wilson         For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Limited Duration Income Trust

Date:	August 27, 2020